Condensed Statements of Net Income (Loss) (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
Research and development expenses		$ (776)	$ (137)
General and administrative expenses		(1,709)	(210)
Operating loss		(2,485)	(347)
Financial income (expense), net		2,308	(241)
Net loss		$ (177)	$ (588)
Basic net loss per share (in Dollars per share)	[1]	$ (0.12)	$ (59.9)
Diluted net loss per share (in Dollars per share)	[1]	$ (0.12)	$ (59.9)
Weighted average number of ordinary share used in computing basic and diluted net loss per share (in Shares)	[1]	1,443,182	10,417
Weighted average number of shares of ordinary share used in computing diluted net loss per share (in Shares)	[1]	1,443,182	10,417

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 4b.